Basis of Presentation, Securities Available for Sale and Held to Maturity (Debt Securities) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Securities Available for Sale and Held to Maturity [Abstract]
Non-payment period of loans moved to non-accrual status, debt securities	90 days
Allowance for credit losses on securities held to maturity	$ 0	$ 0